SPARTAN
(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

U.S. GOVERNMENT
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   12   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  16   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997   PAST 6   PAST 1   PAST 5   LIFE OF
                                 MONTHS   YEAR     YEARS    FUND

SPARTAN U.S. GOVERNMENT          2.66%    5.25%    24.57%   46.83%
 MONEY MARKET FUND

GOVERNMENT MONEY MARKET          2.53%    5.00%    23.18%   42.47%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 5, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of government money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 425 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

SPARTAN U.S. GOVERNMENT                5.25%    4.49%    5.09%
 MONEY MARKET FUND

GOVERNMENT MONEY MARKET                5.00%    4.25%    4.72%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          10/28/97   7/29/97   4/29/97   1/28/97   10/29/96



SPARTAN U.S. GOVERNMENT   5.25%      5.23%     5.18%     5.00%     5.04%
MONEY MARKET FUND



GOVERNMENT MONEY          4.85%      4.83%     4.75%     4.63%     4.66%
MARKET FUNDS AVERAGE



                          10/29/97   7/30/97   4/30/97   1/29/97   10/30/96



                          2.65%      2.64%     2.64%     2.62%     2.66%
MMDA




Row: 1, Col: 1, Value: 5.18
Row: 1, Col: 2, Value: 4.75
Row: 1, Col: 3, Value: 2.64
Row: 2, Col: 1, Value: 5.0
Row: 2, Col: 2, Value: 4.63
Row: 2, Col: 3, Value: 2.62
Row: 3, Col: 1, Value: 5.04
Row: 3, Col: 2, Value: 4.659999999999999
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 5.04
Row: 4, Col: 2, Value: 4.65
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 5.03
Row: 5, Col: 2, Value: 4.57
Row: 5, Col: 3, Value: 2.67
Spartan U.S.
Government
Money Market
 Government Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
THERE ARE SOME IMPORTANT
DIFFERENCES BETWEEN A BANK
MONEY MARKET DEPOSIT ACCOUNT
(MMDA) AND A MONEY MARKET
FUND. FIRST, THE U.S. GOVERNMENT
NEITHER INSURES NOR GUARANTEES
A MONEY MARKET FUND. IN FACT,
THERE IS NO ASSURANCE THAT A
MONEY MARKET FUND WILL
MAINTAIN A $1 SHARE PRICE.
SECOND, A MONEY MARKET FUND
RETURNS TO ITS SHAREHOLDERS
INCOME EARNED BY THE FUND'S
INVESTMENTS AFTER EXPENSES. THIS
IS IN CONTRAST TO BANKS, WHICH
SET THEIR MMDA RATES
PERIODICALLY BASED ON CURRENT
INTEREST RATES, COMPETITORS'
RATES, AND INTERNAL CRITERIA.
(CHECKMARK)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. At the end of March, the Federal Reserve Board raised the rates bank charge each other for overnight loans - known as the fed funds rate - from 5.25% to 5.50%. The Fed did so in order to slow growth and head off any inflationary pressures that may have been building in the economy. As we entered the summer, short-term interest rates rose as most in the market expected the Fed to continue raising rates. However, the Fed held off because inflation was well contained and it expected economic activity to slow. Contrary to the Fed's forecast, however, the economy continued on a solid pace in the third quarter, with real GDP - gross domestic product adjusted for inflation - growing at a 3.5% annual rate. Over each of the past four quarters, real GDP has grown at about a 4% annual rate, clearly above estimates of the economy's non-inflationary potential. Despite subdued inflation currently, many feel that growth at this rate will result in a rise in inflation at some point. Nonetheless, the Fed has been patient, and appears willing to tolerate strong growth until clear signs of rising inflation emerge.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM U.S. GOVERNMENT SECURITIES?
A. Yes, there were some developments in the U.S. Treasury market that tended to affect government money market securities, because there is a correlation between how the two markets behave. As the budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and a large pay-down of Treasury debt in the second quarter, the supply of Treasuries has fallen. Combined with strong demand from both foreign and domestic investors during the period, this situation pushed yields on Treasuries - and associated government money market securities - lower.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
A. I've used a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to one-month securities on the one hand and on issues with maturities of one year on the other. I've been purchasing longer-term securities at moments of market weakness when the short-term yield curve steepens and longer investments present attractive values. The very short-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. Overall, the fund's average maturity tended to be longer than the average of its peers.
Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD?
A. On October, 31, 1997, the fund's seven-day yield was 5.26%, compared to 5.18% six months ago. The fund's total return for the six months was 2.66% compared to the 2.53% total return for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although broad measures of inflation are well controlled, the economy is strong and wage pressures appear to be building. Fed Chairman Alan Greenspan is concerned that increased costs due to continued tightness in the labor market eventually will be passed on to the consumer. If the economy continues to expand rapidly and pushes the unemployment rate lower, then higher inflation is likely to materialize and further Fed rate increases are probably in the offing. One factor that may keep the Fed on the sidelines a bit longer than anticipated is the recent market turmoil in Southeast Asia and its influence on domestic markets. Any market instability probably will influence the Fed to act in a more cautious manner, unless we see clear signs of inflation. In addition, a slowdown in Southeast Asia would tend to dampen U.S. economic growth and to moderate inflation pressures. Nonetheless, while the turmoil in global financial markets may affect the timing of future Fed interest-rate changes, it is unlikely to alter the Fed's ultimate policy decisions, which are driven by domestic economic considerations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income,
preservation of capital
START DATE: February 5, 1990
FUND NUMBER: 458
TRADING SYMBOL: SPAXX
SIZE: as of October 31, 1997,
more than $781 million
MANAGER: Robert Litterst, since
April 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/97           4/30/97            10/31/96

  0 - 30    60                 66                 71

 31 - 90    9                  18                 13

 91 - 180   19                 0                  9

181 - 397   12                 16                 7

WEIGHTED AVERAGE MATURITY
                           10/31/97   4/30/97   10/31/96

SPARTAN U.S. GOVERNMENT    69 DAYS    63 DAYS   42 DAYS
MONEY MARKET FUND

GOVERNMENT MONEY MARKET    50 DAYS    47 DAYS   49 DAYS
FUNDS AVERAGE*

*SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997  AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 51.0
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 49.0
FEDERAL AGENCY
ISSUES 52%
U.S. TREASURY
OBLIGATIONS 4%
REPURCHASE
AGREEMENTS 44%
FEDERAL AGENCY
ISSUES 49%
U.S. TREASURY
OBLIGATIONS 0%
REPURCHASE
AGREEMENTS 51%
ROW: 1, COL: 1, VALUE: 44.0
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 4.0
ROW: 1, COL: 4, VALUE: 52.0
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


FEDERAL AGENCIES - 49.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 3.7%
 4/1/98 5.09% $ 20,000,000 $ 19,982,229
 9/2/98 5.76  9,000,000  8,990,374
   28,972,603
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 14.5%
 11/2/97 5.53 (a)  12,000,000  11,992,614
 12/19/97 5.59 (a)  15,000,000  14,995,865
 12/23/97 5.51  1,000,000  1,000,366
 12/30/97 5.60 (a)  8,000,000  8,090,585
 3/18/98 5.88 (a)  25,000,000  25,000,000
 6/9/98 5.89  9,000,000  8,999,287
 6/11/98 5.88  3,500,000  3,498,914
 6/12/98 5.81  5,000,000  4,997,251
 9/18/98 5.76  13,000,000  12,996,170
 9/24/98 5.71  6,000,000  5,994,840
 10/23/98 5.70  16,000,000  15,985,721
   113,551,613
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.3%
 12/31/97 5.59  5,000,000  4,954,709
 3/11/98 5.57  5,290,000  5,186,463
   10,141,172
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 2.0%
 3/17/98 5.79  8,000,000  7,995,588
 4/8/98 6.04  8,000,000  7,990,882
   15,986,470
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 20.3%
 11/3/97 5.58  21,000,000  21,039,762
 11/4/97 5.57 (a)  21,000,000  20,999,849
 11/15/97 5.50 (a)  22,000,000  21,985,735
 12/9/97 5.56 (a)  15,000,000  14,998,641
 12/13/97 5.62 (a)  10,000,000  9,997,048
 3/17/98 5.60  11,000,000  11,047,072
 3/18/98 5.91  7,000,000  6,992,794
 4/15/98 6.06  10,000,000  9,994,801
 4/17/98 6.11  9,000,000  8,992,600
 5/21/98 5.96  9,000,000  8,992,789
 8/14/98 5.80  16,000,000  15,976,321
 9/9/98 5.71  8,000,000  7,990,009
   159,007,421
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 7.5%
 1/28/98 5.58% $ 4,000,000 $ 3,946,222
 1/29/98 5.58  9,000,000  8,877,625
 1/30/98 5.59  8,000,000  7,890,000
 3/4/98 5.57  16,779,000  16,467,708
 3/5/98 5.57  3,905,000  3,831,963
 3/30/98 5.58  8,000,000  7,820,538
 4/2/98 5.58  10,000,000  9,770,733
   58,604,789
TOTAL FEDERAL AGENCIES   386,264,068
MEDIUM-TERM NOTES (A) - 0.2%
Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.) (b)
 11/15/97 5.67  1,338,520  1,338,520
REPURCHASE AGREEMENTS - 50.5%
 MATURITY AMOUNT
In a joint trading account
 (Notes 2 and 3)
  (U.S. Government Obligations):
   dated 8/4/97 due 11/3/97
    At 5.58% $  50,705,250  50,000,000
   dated 10/1/97 due 11/3/97
    At 5.56%   36,183,480  36,000,000
   dated 10/31/97 due 11/3/97:
    At 5.70%   25,011,873  25,000,000
    At 5.77%   216,770,207  216,666,000
   dated 9/5/97 due 11/5/97
    At 5.56%   7,065,948  7,000,000
   dated 10/8/97 due 11/5/97
    At 5.53%   34,146,238  34,000,000
   dated 8/19/97 due 11/6/97
    At 5.58%   13,159,185  13,000,000
   dated 10/14/97 due 11/13/97
    At 5.55%   8,037,000  8,000,000
   dated 10/22/97 due 1/20/98
    At 5.66%   5,070,750  5,000,000
TOTAL REPURCHASE AGREEMENTS   394,666,000
TOTAL INVESTMENTS - 100%  $ 782,268,588
Total Cost for Income Tax Purposes  $ 782,268,588
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank U.S.
(as guarantor for
K.A. Leasing, Ltd.)  7/8/94     $1,338,520
INCOME TAX INFORMATION
At April 30, 1997, the fund had a capital loss carryforward of approximately $162,000 of which $11,000, $10,000, $52,000, $53,000 and
$36,000 will expire on April 30, 1999, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 782,268,588
AGREEMENTS OF $394,666,000) - SEE ACCOMPANYING
SCHEDULE

INTEREST RECEIVABLE                                                        4,816,953

 TOTAL ASSETS                                                              787,085,541

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                               $ 4,975,293

DISTRIBUTIONS PAYABLE                                        113,760

ACCRUED MANAGEMENT FEE                                       313,898

 TOTAL LIABILITIES                                                         5,402,951

NET ASSETS                                                                $ 781,682,590

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 781,835,809

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (153,219)

NET ASSETS, FOR 781,835,809 SHARES OUTSTANDING                            $ 781,682,590

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $1.00
SHARE ($781,682,590 (DIVIDED BY) 781,835,809 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INTEREST INCOME                                                       $ 22,764,358

EXPENSES

MANAGEMENT FEE                                          $ 1,802,178

NON-INTERESTED TRUSTEES' COMPENSATION                    2,256

 TOTAL EXPENSES BEFORE REDUCTIONS                        1,804,434

 EXPENSE REDUCTIONS                                      (4,871)       1,799,563

NET INTEREST INCOME                                                    20,964,795

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                9,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 20,974,063


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           OCTOBER 31, 1997    APRIL 30,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 20,964,795        $ 42,049,636
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   9,268               8,871

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            20,974,063          42,058,507
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (20,964,795)        (42,049,636)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    539,235,621         995,343,307
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     20,149,265          40,493,872

 COST OF SHARES REDEEMED                                    (593,462,497)       (981,570,366)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            (34,077,611)        54,266,813
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (34,068,343)        54,275,684

NET ASSETS

 BEGINNING OF PERIOD                                        815,750,933         761,475,249

 END OF PERIOD                                             $ 781,682,590       $ 815,750,933


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED APRIL 30,
      OCTOBER 31, 1997

      (UNAUDITED)   1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .026        .050        .054        .047        .029        .032
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                       (.026)      (.050)      (.054)      (.047)      (.029)      (.032)
 INTEREST INCOME

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN B                  2.66%       5.16%       5.52%       4.79%       2.89%       3.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 781,683   $ 815,751   $ 761,475   $ 707,194   $ 780,295   $ 897,792
(000 OMITTED)

RATIO OF EXPENSES TO            .45%        .45%        .45%        .45%        .45%        .45%
AVERAGE NET ASSETS             A                                               C           C

RATIO OF EXPENSES TO            .45%        .45%        .41%        .45%        .45%        .45%
AVERAGE NET ASSETS             A                       D
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           5.23%       5.02%       5.42%       4.67%       2.85%       3.25%
INCOME TO AVERAGE              A
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,338,520 or .17% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments are shown in the schedule of investments. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Dated August 4, 1997, due November 3, 1997 at 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $608,463,000
Aggregate market value of transferred assets $620,445,792
Coupon rates of transferred assets 0% to 8.63%
Maturity dates of transferred assets 11/7/97 to 11/15/29
Dated October 1, 1997, due November 3, 1997 at 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $225,000,000
Aggregate maturity amount of agreements $226,146,750
Aggregate market value of transferred assets $234,019,491
Coupon rates of transferred assets 5% to 12.5%
Maturity dates of transferred assets 12/1/97 to 11/1/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated October 31, 1997, due November 3, 1997 at 5.70%
Number of dealers or banks 11
Maximum amount with one dealer or bank 27%
Aggregate principal amount of agreements $6,961,411,000
Aggregate maturity amount of agreements $6,964,717,087
Aggregate market value of transferred assets $7,109,125,676
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 11/6/97 to 10/1/27
Dated October 31, 1997, due November 3, 1997 at 5.77%
Number of dealers or banks 4
Maximum amount with one dealer or bank 41.6%
Aggregate principal amount of agreements $1,369,912,000
Aggregate maturity amount of agreements $1,370,570,866
Aggregate market value of transferred assets $1,410,399,145
Coupon rates of transferred assets 0% to 10%
Maturity dates of transferred assets 10/1/98 to 12/1/34
Dated September 5, 1997, due November 5, 1997 at 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $150,693,750
Aggregate market value of transferred assets $154,500,001
Coupon rates of transferred assets 6.13% to 8.15%
Maturity dates of transferred assets 3/1/04 to 8/1/33
Dated October 8, 1997, due November 5, 1997 at 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,860,222
Aggregate market value of transferred assets $207,443,384
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 5/1/19 to 5/1/34
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated August 19, 1997, due November 6, 1997 at 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,449,000
Aggregate market value of transferred assets $206,340,802
Coupon rates of transferred assets 5.45% to 8.25%
Maturity dates of transferred assets 5/21/98 to 12/15/22
Dated October 14, 1997, due November 13, 1997 at 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,413,167
Aggregate market value of transferred assets $155,326,645
Coupon rates of transferred assets 0% to 12.50%
Maturity dates of transferred assets 11/1/97 to 11/1/27
Dated October 22, 1997, due January 20, 1998 at 5.66%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $55,000,000
Aggregate maturity amount of agreements $55,778,250
Aggregate market value of transferred assets $56,650,000
Coupon rates of transferred assets 5.53% to 9.50%
Maturity dates of transferred assets 6/1/18 to 2/1/37
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $8,783 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $44 and $4,827, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   21   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  25   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front- continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                         MONTHS   YEAR     YEARS    FUND

SPARTAN MONEY MARKET FUND                2.69%    5.33%    25.51%   62.96%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE   2.56%    5.06%    23.43%   56.49%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 23, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 878 mutual funds. (The periods covered by
IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5   LIFE OF
                                               YEAR     YEARS    FUND

SPARTAN MONEY MARKET FUND                      5.33%    4.65%    5.72%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE         5.06%    4.30%    5.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/28/97   7/29/97   4/29/97   1/28/97   10/29/96



                            5.30%      5.30%     5.22%     5.10%     5.12%
SPARTAN MONEY MARKET FUND



ALL TAXABLE MONEY MARKET    5.03%      5.02%     4.96%     4.82%     4.82%
FUNDS AVERAGE



                            10/29/97   7/30/97   4/30/97   1/29/97   10/30/96



                            2.65%      2.64%     2.64%     2.62%     2.66%
MMDA


Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 5.03
Row: 1, Col: 3, Value: 2.65
Row: 2, Col: 1, Value: 5.3
Row: 2, Col: 2, Value: 5.02
Row: 2, Col: 3, Value: 2.64
Row: 3, Col: 1, Value: 5.22
Row: 3, Col: 2, Value: 4.96
Row: 3, Col: 3, Value: 2.64
Row: 4, Col: 1, Value: 5.1
Row: 4, Col: 2, Value: 4.819999999999999
Row: 4, Col: 3, Value: 2.62
Row: 5, Col: 1, Value: 5.119999999999999
Row: 5, Col: 2, Value: 4.819999999999999
Row: 5, Col: 3, Value: 2.66
6% -
5% -
4% -
3% -
2% -
1% -
0%
Spartan
Money Market Fund
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund
Q. JOHN, WHAT HAS THE INVESTMENT ENVIRONMENT BEEN LIKE OVER THE PAST
SIX MONTHS?
A. The central theme was robust economic growth with no noticeable threats posed by inflation. Just before the beginning of the period, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25 percentage points to 5.50%. The Fed was attempting to slow the momentum in the economy that it feared might translate into a build-up of inflationary pressures. Since then, real economic growth - as measured by real gross domestic product, or GDP, adjusted for inflation - has slowed from a 4.9% annual rate in the first quarter of 1997 to 3.3% in the second and third quarters. While a growth rate this strong is believed to be above the economy's capacity to expand without generating inflation, pressure from political and business leaders has kept the Fed on the sidelines. The Fed appears to be waiting to see actual signs of inflation before raising rates again, instead of taking pre-emptive steps to slow growth to head off inflation before it emerges.
Q. DID ANY INDICATIONS OF IMMINENT INFLATION EMERGE?
A. No. As a matter of fact, the GDP deflator, which is the broadest measure of inflation in the economy, showed that inflation in the third quarter of 1997 increased at its lowest quarterly rate since 1967. However, job and income growth remained strong, and consumer confidence was at or near record highs. One of the main drivers of economic growth was personal consumption, which was very strong in the first quarter, backed off in the second quarter and surged again in the third quarter. If this pattern holds, consumption should slow somewhat in the fourth quarter. In fact, personal savings rates hit an all-time low in September, suggesting that consumers may slow down their spending and, hence, dampen overall economic growth. The recent financial market difficulties in Southeast Asia also could affect the economy. Economic slowdowns there could have a ripple effect on the U.S. economy, because U.S. companies usually export a fair amount to the region. In addition, since the currencies of those countries weakened relative to the dollar, their products should become cheaper, diminishing U.S. inflation in the coming months. Most market participants feel this situation will push the Fed to wait even longer before taking action on interest rates.
Q. WHAT WAS YOUR STRATEGY OVER THE PAST SIX MONTHS?
A. As we entered the period, prices in the market reflected the sentiment that the Fed would continue with a series of interest-rate increases that it appeared to begin in March. I felt that the market was jumping the gun and that the resulting yields offered by longer-term securities were particularly attractive. As a result, I extended the fund's average maturity to the low 70-day range. Moving into the summer, the markets reversed course, with prices and yields indicating that the Fed would hold off making any moves for the foreseeable future. So, I let the fund's maturity slip back to the low 60s. When the economy didn't slow as expected in late summer and early autumn, the market once again changed direction and started to price near-term Fed interest-rate increases back into the market. As a consequence, yields for securities with longer-term maturities became attractive, so I lengthened the maturity so that at the end of the period it stood at 75 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1997, was 5.31%, compared to 5.23% six months ago. For the six months that ended October 31, 1997, the fund had a total return of 2.69%, compared to 2.56% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. As I said, it appears consumption - and therefore, growth - will slow in the fourth quarter. Nevertheless, I still believe real GDP in the fourth quarter will grow at about 3%. In the past, that level would have signaled very strong growth. Compared to the past four quarters, however, GDP at that level would indicate a slowdown. As we head toward the new year, the Fed may wait until the beginning of 1998 to act on interest rates to determine whether or not the slowdown materializes. But as we move through 1998, increasing wage and benefits costs may spark inflation, which would probably trigger some sort of Fed action.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL:  SEEKS HIGH CURRENT
INCOME WITH SHARE PRICE
STABILITY BY INVESTING IN
HIGH-QUALITY, SHORT-TERM MONEY
MARKET SECURITIES OF ALL TYPES
START DATE:  JANUARY 23, 1989
FUND NUMBER:  454
TRADING SYMBOL:  SPRXX
SIZE: AS OF OCTOBER 31, 1997,
MORE THAN $8.8 BILLION
MANAGER:  JOHN TODD, SINCE
1989; MANAGER, FIDELITY SELECT
MONEY MARKET PORTFOLIO, SINCE
1991; SHORT-TERM AND MONEY
MARKET INVESTMENTS FOR THE
FIDELITY ASSET MANAGER FUNDS,
SINCE 1996; FIDELITY CASH
RESERVES, SINCE APRIL 1997;
JOINED FIDELITY IN 1981
(CHECKMARK)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/97           4/30/97            10/31/96

  0 - 30    45                 57                 45

 31 - 90    26                 20                 26

 91 - 180   20                 11                 25

181 - 397   9                  12                 4

WEIGHTED AVERAGE MATURITY
                        10/31/97   4/30/97   10/31/96

SPARTAN MONEY MARKET    75 DAYS    69 DAYS   60 DAYS

ALL TAXABLE MONEY       55 DAYS    52 DAYS   53 DAYS
MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997  AS OF APRIL 30,1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 1, COL: 4, VALUE: 67.0
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 27.0
ROW: 1, COL: 4, VALUE: 66.0
BANK CD'S,
BAS, TDS,
AND NOTES 68%
COMMERCIAL PAPER 28%
GOVERNMENT
SECURITIES 3%
OTHER 1%

BANK CD'S,
BAS, TDS,
AND NOTES 66%
COMMERCIAL PAPER 27%
GOVERNMENT
SECURITIES 7%
OTHER 0%
* SOURCE: IBC'S MONEY FUND SOURCE (registered trademark)
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


CERTIFICATES OF DEPOSIT - 46.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.9%
Bank of America National Trust & Savings Assoc.
 11/24/97 5.55% $ 77,000 $ 77,000
Chase Manhattan Bank (USA) Delaware
 2/9/98 5.75  56,000  56,000
CoreStates Capital Corp.
 11/4/97 5.61 (a)  12,000  12,000
 11/28/97 5.62 (a)  5,000  5,000
Morgan Guaranty Trust Co., NY
 3/19/98 5.95  50,000  49,992
 8/6/98 5.90  36,995  36,987
Wachovia Bank NA
 9/17/98 5.55 (a)  15,000  14,990
   251,969
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 29.3%
ABN-AMRO Bank NV
 1/22/98 5.65  30,000  29,998
 3/2/98 5.68  48,000  48,000
 3/2/98 5.71  45,000  44,998
 3/19/98 6.00  45,000  44,997
 8/14/98 5.90  27,000  27,003
Australia & New Zealand Banking
 3/2/98 5.71  7,000  7,001
Bank of Montreal, Canada
 11/17/97 5.54  65,000  65,000
Bank of Nova Scotia
 7/21/98 5.97  12,000  11,987
 8/31/98 5.97  30,000  29,985
Bank of Tokyo - Mitsubishi Ltd.
 1/22/98 5.75  20,000  20,000
Banque Nationale de Paris
 11/3/97 5.57  45,000  45,000
 2/3/98 5.65  19,000  19,000
Barclays Bank, PLC
 11/3/97 5.54  21,000  21,000
 11/17/97 5.53  170,000  170,000
 1/16/98 5.80  58,000  57,994
Bayerische Hypotheken-und Wechsel
 11/3/97 5.54  50,000  50,000
 11/24/97 5.54  16,000  16,000
Bayerische Landesbank Girozentrale
 2/10/98 5.93  40,000  39,967
 7/17/98 5.90  55,000  54,985
Caisse Nationale de Credit Agricole
 11/13/97 5.86  17,000  17,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Canadian Imperial Bank of Commerce
 11/17/97 5.54% $ 34,000 $ 34,000
 12/1/97 5.58  22,000  22,000
 8/28/98 5.97  55,000  54,974
Credit Agricole Indosuez
 10/14/98 5.90  50,000  49,977
 10/19/98 5.97  25,000  24,984
 10/21/98 6.00  30,000  29,986
Credit Suisse First Boston (BK)
 1/5/98 5.63  50,000  50,000
Deutsche Bank AG
 4/10/98 6.25  50,000  49,990
 4/15/98 6.30  30,000  29,995
 8/10/98 5.91  55,000  54,976
 8/10/98 5.92  27,000  26,990
 10/26/98 6.00  20,000  19,989
Hongkong & Shanghai Banking Corp.
 12/22/97 5.60  51,000  51,000
Landesbank Hessen - Thuringen
 4/1/98 6.25  30,000  29,986
National Westminster Bank, PLC
 12/19/97 5.92  20,000  19,998
 3/3/98 5.80  60,000  59,994
 8/10/98 6.00  13,000  12,986
 9/25/98 5.88  18,000  17,986
Norddeutsche Landesbank Girozentrale
 12/8/97 5.56  30,000  30,000
 12/8/97 5.57  24,000  24,000
Rabobank Nederland, N.V.
 3/16/98 5.75  30,000  30,000
 3/20/98 6.00  55,000  54,994
 3/24/98 6.05  30,000  29,993
 4/10/98 6.25  25,000  24,995
 4/10/98 6.26  30,000  29,992
Royal Bank of Canada
 3/3/98 5.82  75,000  74,995
 8/7/98 5.90  37,000  36,992
 8/13/98 6.00  25,000  24,990
Royal Bank of Scotland, PLC
 6/15/98 5.85  12,000  12,000
Sanwa Bank Ltd. Japan
 11/26/97 5.63  27,000  27,000
 1/29/98 5.79  40,000  40,001
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Societe Generale, France
 11/12/97 5.90% $ 46,000 $ 46,000
 11/18/97 5.58  84,000  84,000
 12/1/97 5.90  13,500  13,500
 4/14/98 5.75  50,000  50,000
 4/15/98 5.75  50,000  50,000
Sumitomo Bank, Ltd., Japan
 11/25/97 5.68  34,000  34,000
Swiss Bank Corp.
 12/22/97 5.96  55,000  55,000
 12/22/97 5.99  65,000  65,000
 12/30/97 6.04  50,000  50,000
 1/20/98 5.70  100,000  100,000
 2/2/98 5.65  21,000  21,000
 2/27/98 5.88  20,000  20,000
 8/19/98 5.91  25,000  24,992
 8/28/98 5.97  55,000  54,978
Westdeutsche Landesbank Girozentrale
 12/22/97 5.62  26,000  26,000
   2,594,148
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.8%
Bank of Nova Scotia
 4/1/98 6.20  50,000  49,988
National Westminster Bank, PLC
 2/12/98 5.75  17,000  17,000
   66,988
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
Banque Nationale de Paris
 11/17/97 5.61  12,000  12,000
 12/22/97 5.60  25,000  25,000
   37,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 12.5%
Abbey National, Treasury Services
 12/3/97 5.60  30,000  30,000
 12/26/97 5.60  82,000  82,000
 3/4/98 5.87  44,000  44,000
 3/18/98 5.70  85,000  85,000
Australia & New Zealand Banking Group
 2/20/98 5.70  8,000  8,000
Banco Bilbao Vizcaya, S.A.
 1/21/98 5.70  8,000  8,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bank of Scotland Treasury Services
 12/29/97 5.75% $ 20,000 $ 20,000
Barclays Bank, PLC
 1/7/98 5.64  85,000  84,993
 4/23/98 5.80  65,000  65,000
Bayerische Landesbank Girozentrale
 12/31/97 5.75  14,000  14,000
 1/20/98 5.70  36,000  36,001
Bayerische Vereinsbank AG
 12/29/97 5.75  70,000  70,001
 1/26/98 5.70  29,000  29,000
 3/16/98 5.72  36,000  36,004
Credit Agricole Indosuez
 11/3/97 5.55  20,000  20,000
 2/9/98 5.66  36,000  35,997
Den Danske Bank Group AS
 12/2/97 5.57  50,000  50,000
Kredietbank, NV
 12/2/97 5.54  25,000  25,001
 12/2/97 5.57  25,000  25,000
 12/8/97 5.55  15,000  15,000
Lloyds Bank, PLC
 1/26/98 5.80  19,000  18,996
 2/2/98 5.65  64,000  64,000
Norddeutsche Landesbank Girozentrale
 3/16/98 5.73  9,000  9,000
Royal Bank of Scotland, PLC
 12/29/97 5.75  10,000  10,000
Sanwa Bank, Ltd., Japan
 1/30/98 5.75  25,000  25,001
Toronto-Dominion Bank
 11/24/97 5.85  60,000  60,000
 3/3/98 5.87  40,000  40,000
 4/9/98 5.75  15,000  14,996
 10/14/98 5.93  30,000  30,000
Westdeutsche Landesbank Girozentrale
 11/24/97 5.56  25,000  25,002
 3/25/98 5.75  20,000  20,013
   1,100,005
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.2%
Bankers Trust Co.
 11/20/97 5.60  16,000  16,000
TOTAL CERTIFICATES OF DEPOSIT   4,066,110
COMMERCIAL PAPER - 27.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Abbey National, North America
 3/11/98 5.72% $ 52,000 $ 50,956
ABN-AMRO North America, Inc.
 7/2/98 5.84  30,077  28,940
 7/13/98 5.84  20,000  19,210
AC Acquisition Holding Co.
 11/5/97 5.58  5,000  4,997
 11/7/97 5.58  30,000  29,972
 12/1/97 5.60  13,650  13,587
 12/8/97 5.60  10,000  9,943
American Express Credit Corp.
 11/25/97 5.55  35,000  34,871
American Home Products Corp.
 12/17/97 5.60  30,000  29,788
Asset Securitization Coop. Corp.
 11/6/97 5.54  20,000  19,985
 11/17/97 5.55  7,000  6,983
 12/11/97 5.60  37,800  37,568
 1/21/98 5.70  10,000  9,874
Associates Corp. of North America
 11/18/97 5.54  20,000  19,948
Bank of Nova Scotia
 11/13/97 5.55  10,000  9,982
 12/15/97 5.60  27,000  26,818
Bear Stearns Cos., Inc.
 11/17/97 5.55  12,000  11,970
 11/17/97 5.60  10,000  9,975
 1/21/98 5.72  18,000  17,775
Bell Atlantic Financial Services
 11/7/97 5.57  35,000  34,968
BMW US Capital Corp.
 11/10/97 5.62  18,000  17,975
 12/1/97 5.57  25,000  24,885
 12/22/97 5.61  11,000  10,914
Bradford & Bingley Building Society
 12/29/97 5.77  35,000  34,684
 3/16/98 5.72  10,000  9,791
Caisse des Depots et Consigns
 11/14/97 5.54  9,032  9,014
Chase Manhattan Corp.
 12/1/97 5.85  45,000  44,787
CIESCO, L.P.
 11/24/97 5.55  15,000  14,947
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 11/10/97 5.62  5,000  4,993
 11/13/97 5.62  6,000  5,989
 11/17/97 5.55  10,000  9,975
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Commonwealth Bank of Australia
 3/16/98 5.70% $ 18,000 $ 17,626
CoreStates Capital Corp.
 11/3/97 5.61 (a)  13,000  13,000
Delaware Funding Corporation
 11/26/97 5.58  10,000  9,962
Den Danske Corp., Inc.
 11/26/97 5.58  30,000  29,884
 12/16/97 5.59  50,000  49,656
Deutsche Bank Financial Inc.
 11/12/97 5.53  100,000  99,832
Dresdner U.S. Finance Inc.
 11/4/97 5.54  42,000  41,981
Eiger Capital Corp.
 11/12/97 5.54  7,000  6,988
 11/12/97 5.55  6,000  5,990
Enterprise Funding Corp.
 11/13/97 5.54  37,321  37,252
 11/17/97 5.55  5,053  5,041
 11/17/97 5.56  10,481  10,455
 11/19/97 5.55  5,000  4,986
 11/20/97 5.57  10,000  9,971
 11/26/97 5.60  3,660  3,646
 12/4/97 5.57  10,000  9,949
Ford Motor Credit Corp.
 11/18/97 5.55  50,000  49,869
 12/19/97 5.58  12,800  12,706
General Electric Capital Corp.
 11/17/97 5.58  45,000  44,889
 11/17/97 5.82  55,000  54,862
 12/1/97 5.85  45,000  44,787
 1/22/98 6.12  35,000  34,534
 1/28/98 5.95  45,000  44,371
 3/30/98 5.71  40,000  39,081
 4/6/98 5.79  60,000  58,544
General Electric Capital Services Inc.
 11/20/97 5.58  50,000  49,854
General Electric Co.
 11/13/97 5.53  5,000  4,991
General Motors Acceptance Corp.
 11/3/97 5.78  11,000  10,996
 11/3/97 6.02  26,000  25,992
 11/10/97 6.02  50,000  49,927
 11/12/97 6.02  17,000  16,970
 11/17/97 5.56  95,000  94,767
 11/17/97 5.61  35,000  34,914
 11/19/97 5.58  20,000  19,944
 11/19/97 5.59  44,000  43,878
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Motors Acceptance Corp. - continued
 12/9/97 5.68% $ 11,000 $ 10,934
 3/9/98 5.76  60,000  58,807
Generale de Banque, S.A.
 3/3/98 5.72  14,000  13,736
Goldman Sachs Group, L.P. (The)
 11/13/97 5.57  31,000  30,943
 11/18/97 5.57  23,000  22,940
 1/23/98 6.09  10,000  9,866
 1/26/98 6.10  45,000  44,373
Grand Met Capital Corp.
 1/7/98 5.70  10,000  9,897
Halifax Building Society
 12/11/97 5.61  23,900  23,753
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
 12/1/97 5.56  5,000  4,977
Merrill Lynch & Co., Inc.
 11/4/97 5.54  7,186  7,183
 1/14/98 5.71  15,000  14,829
 3/16/98 5.73  29,000  28,394
Morgan Stanley, Dean Witter, Discover & Co.
 11/24/97 5.55  13,000  12,954
 2/23/98 5.60 (a)  62,000  62,000
NationsBank Corp.
 11/19/97 5.54  15,000  14,959
Nationwide Building Society
 11/4/97 5.61  18,000  17,992
New Center Asset Trust
 11/7/97 5.89  8,000  7,992
 11/19/97 5.58  9,000  8,975
Norfolk Southern Corp.
 11/4/97 5.74  13,428  13,422
 11/6/97 5.75  3,500  3,497
 11/19/97 5.70  6,000  5,983
 11/20/97 5.71  10,000  9,970
 11/24/97 5.71  11,000  10,960
Preferred Receivables Funding Corp.
 11/4/97 5.54  32,000  31,985
 11/12/97 5.54  6,000  5,990
 11/12/97 5.59  21,000  20,964
 11/17/97 5.56  5,000  4,988
 11/18/97 5.56  6,040  6,024
 11/25/97 5.57  8,000  7,970
Rabobank U.S.A. Financial Corp.
 4/1/98 5.70  24,000  23,442
Sears Roebuck Acceptance Corp.
 11/12/97 5.58  14,000  13,976
 11/24/97 5.58  15,000  14,947
 1/27/98 5.67  16,000  15,784
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Societe Generale North America, Inc.
 11/19/97 5.55% $ 40,000 $ 39,890
 12/10/97 5.57  8,000  7,952
Textron, Inc.
 11/3/97 5.80  5,000  4,998
 11/4/97 5.71  10,000  9,995
 11/5/97 5.68  3,000  2,998
 11/13/97 5.66  2,000  1,996
 11/13/97 5.68  3,000  2,994
Toronto Dominion Holdings USA, Inc.
 12/23/97 5.75  22,000  21,822
Triple A One Funding Corp.
 11/5/97 5.59  6,464  6,460
 11/17/97 5.57  7,000  6,983
 11/18/97 5.56  12,000  11,969
 11/20/97 5.57  26,195  26,119
Westpac Capital Corp.
 12/1/97 5.87  15,000  14,929
TOTAL COMMERCIAL PAPER   2,462,670
FEDERAL AGENCIES (A) - 2.8%
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.4%
 12/4/97 5.62  35,000  34,997
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 2.4%
 12/9/97 5.56  130,000  129,988
 6/12/98 5.62  85,000  84,975
   214,963
TOTAL FEDERAL AGENCIES   249,960
BANK NOTES - 7.2%
BankBoston NA
 11/12/97 5.55  40,000  40,000
 11/17/97 5.53  10,000  10,000
BankOne, Columbus, NA
 11/4/97 5.68 (a)  66,000  65,972
Comerica Bank, Detroit
 3/27/98 6.20  40,000  39,970
 11/17/97 5.59 (a)  20,000  19,990
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
First Bank NA - Minnesota
 11/19/97 5.59% (a) $ 25,000 $ 24,990
First of America Bank - Illinois
 11/13/97 5.91  23,000  22,998
Key Bank National Association
 6/12/98 5.59 (a)  30,000  29,989
 7/24/98 5.51 (a)  32,000  31,985
 8/28/98 5.55 (a)  25,000  24,986
 8/28/98 5.61 (a)  39,000  38,978
 9/23/98 5.60 (a)  12,000  11,992
Morgan Guaranty Trust Co., NY
 8/31/98 5.85  30,710  30,722
 8/31/98 5.97  38,000  37,988
National City Bank - Pennsylvania
 11/3/97 5.62  27,000  26,986
NBD Bank, NA - Detroit, Michigan
 3/2/98 5.82  40,000  39,996
Northern Trust Co., Chicago
 11/3/97 5.61 (a)  25,000  24,989
PNC Bank NA
 11/3/97 5.57 (a)  12,000  11,993
 11/12/97 5.58 (a)  37,000  36,998
 11/28/97 5.62 (a)  26,000  25,991
 9/25/98 5.60 (a)  9,000  9,006
SouthTrust Bank - Alabama
 11/12/97 5.59 (a)  16,000  15,992
U.S. Bank NA
 11/19/97 5.58 (a)  16,000  15,990
TOTAL BANK NOTES   638,501
MASTER NOTES (A) - 3.4%
Goldman Sachs Group, L.P. (The) (c)
 11/7/97 5.72  18,000  18,000
 12/16/97 5.72  85,000  85,000
J.P. Morgan Securities, Inc.
 11/3/97 5.88  133,000  133,000
Norwest Corp.
 11/3/97 5.65  51,000  51,000
Suntrust Banks Inc.
 11/3/97 5.60  15,000  15,000
TOTAL MASTER NOTES   302,000
MEDIUM-TERM NOTES (A) - 3.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Beneficial Corp.
 11/5/97 5.61% $ 17,000 $ 16,996
 12/25/97 5.77  18,000  17,991
Commonwealth Life Insurance Co. (c)
 11/28/97 5.83  35,000  35,000
General Motors Acceptance Corp.
 11/1/97 5.71  47,000  47,000
 11/3/97 5.71  18,000  17,999
Merrill Lynch & Co., Inc.
 11/3/97 5.67  38,000  37,997
 11/4/97 5.63  17,000  16,998
Norwest Corp.
 1/22/98 5.83  50,000  50,000
Pacific Mutual Life Insurance Co. (b)
 12/9/97 5.76  35,000  35,000
Transamerica Life Insurance and Annuity Co.
 11/3/97 (c) 5.69  20,000  20,000
 12/16/97 5.75  30,000  30,000
TOTAL MEDIUM-TERM NOTES   324,981
SHORT-TERM NOTES (A) - 5.0%
Capital One Funding Corp. (1994-E)
 11/7/97 5.61  7,573  7,573
Capital One Funding Corp. (1995-D)
 11/7/97 5.61  7,530  7,530
Capital One Funding Corp. (1995-E)
 11/7/97 5.61  5,800  5,800
Capital One Funding Corp. (1996-H)
 11/7/97 5.67  8,120  8,120
Capital One Funding Corp. (1996-I)
 11/7/97 5.61  11,337  11,337
Capital One Funding Corp. (1997-F)
 11/7/97 5.61  10,000  10,000
Liquid Asset Backed Securities Trust (1997-5) (b)
 11/17/97 5.61  82,000  82,000
Liquid Asset Backed Securities Trust (1996-1) (b)
 10/15/98 5.61  41,000  41,000
Liquid Asset Backed Securities Trust (1996-2) (b)
 11/3/97 5.69  57,000  57,000
SMM Trust (1996-P) (b)
 11/17/97 5.66  57,000  57,000
SMM Trust (1997-I) (b)
 11/28/97 5.66  37,000  37,000
SMM Trust (1997-V) (b)
 11/26/97 5.66  60,000  60,000
SMM Trust (1997-W) (b)
 11/17/97 5.63  53,000  53,000
TOTAL SHORT-TERM NOTES   437,360
TIME DEPOSITS - 3.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Bank of Tokyo - Mitsubishi Ltd.
 11/3/97 5.63% $ 83,000 $ 83,000
 11/14/97 5.60  80,000  80,000
Sumitomo Bank, Ltd., Japan
 11/4/97 5.69  20,000  20,000
 11/5/97 5.66  17,000  17,000
 11/12/97 5.63  54,000  54,000
 11/24/97 5.63  20,000  20,000
TOTAL TIME DEPOSITS   274,000
REPURCHASE AGREEMENTS - 0.8%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Government Obligations)
 dated 10/31/97 due 11/3/97
  At 5.73%  $ 73,087  73,052
TOTAL INVESTMENTS - 100%  $ 8,828,634
Total Cost for Income Tax Purposes  $ 8,828,634
LEGEND
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $422,000,000 or 4.8% of net assets.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Goldman Sachs
 Group, L.P. (The):
  5.72%, 12/16/97 6/11/97 $ 85,000
  5.72%, 11/7/97 8/5/97 $ 18,000
Commonwealth Life
 Insurance Co.
 5.83%, 11/28/97 7/1/97 $ 35,000
Transamerica Life Insurance
 and Annuity Co.
 5.69%, 11/3/97 5/7/97 $ 20,000
INCOME TAX INFORMATION
At April 30, 1997, the fund had a capital loss carryforward of approximately $2,742,000 of which $211,000, $1,893,000, $476,000 and
$162,000 will expire on April 30, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE              $ 8,828,634
AGREEMENTS OF $73,052) - SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                    78,725

 TOTAL ASSETS                                                          8,907,359

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 10

SHARE TRANSACTIONS IN PROCESS                                72,492

DISTRIBUTIONS PAYABLE                                        946

ACCRUED MANAGEMENT FEE                                       3,533

 TOTAL LIABILITIES                                                     76,981

NET ASSETS                                                            $ 8,830,378

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 8,833,016

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    (2,638)

NET ASSETS, FOR 8,832,505 SHARES OUTSTANDING                          $ 8,830,378

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $1.00
SHARE ($8,830,378 (DIVIDED BY) 8,832,505 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INTEREST INCOME                                                    $ 259,750

EXPENSES

MANAGEMENT FEE                                          $ 20,339

NON-INTERESTED TRUSTEES' COMPENSATION                    16

 TOTAL EXPENSES BEFORE REDUCTIONS                        20,355

 EXPENSE REDUCTIONS                                      (92)       20,263

NET INTEREST INCOME                                                 239,487

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 239,590

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           OCTOBER 31, 1997    APRIL 30,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 239,487           $ 453,728
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   103                 90

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            239,590             453,818
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (239,487)           (453,728)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    7,357,704           13,164,275
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     233,149             441,878

 COST OF SHARES REDEEMED                                    (8,060,224)         (12,757,142)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (469,371)           849,011
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (469,268)           849,101

NET ASSETS

 BEGINNING OF PERIOD                                        9,299,646           8,450,545

 END OF PERIOD                                             $ 8,830,378         $ 9,299,646


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED APRIL 30,
      OCTOBER 31, 1997

      (UNAUDITED)         1997                    1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .027      .051      .054      .049      .031      .035
OPERATIONS
 NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET                       (.027)    (.051)    (.054)    (.049)    (.031)    (.035)
INTEREST INCOME

NET ASSET VALUE,               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B                  2.69%     5.21%     5.57%     4.97%     3.14%     3.51%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 8,830   $ 9,300   $ 8,451   $ 7,635   $ 6,453   $ 4,542
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            .45%      .45%      .45%      .44%      .31%      .30%
AVERAGE NET ASSETS             A                             C         C

RATIO OF EXPENSES TO            .45%      .45%      .42%      .44%      .31%      .30%
AVERAGE NET ASSETS             A                   D
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           5.29%     5.09%     5.45%     4.89%     3.12%     3.46%
INCOME TO AVERAGE              A
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $158,000,000 or 1.8% of net assets.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing shareholder services, FMR or its affiliates collect certain account fees from the fund's shareholders. For the period, fees collected from shareholders amounted to $115,000. SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
9. EXPENSE REDUCTIONS.
FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $92,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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WISCONSIN
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Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
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OVERNIGHT EXPRESS
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SELLING SHARES
Fidelity Investments
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OVERNIGHT EXPRESS
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Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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for the deaf and hearing impaired
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SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN
(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

U.S. TREASURY
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   11   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  15   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and the life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997        PAST 6   PAST 1   PAST 5   LIFE OF
                                      MONTHS   YEAR     YEARS    FUND

SPARTAN U.S. TREASURY MONEY MARKET    2.53%    5.01%    23.36%   68.67%

100% U.S. TREASURY MONEY MARKET       2.40%    4.77%    22.29%   65.33%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 5, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average, which reflects the performance of 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 36 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997        PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

SPARTAN U.S. TREASURY MONEY MARKET    5.01%    4.29%    5.46%

100% U.S. TREASURY MONEY MARKET       4.77%    4.10%    5.29%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/28/97   7/29/97   4/29/97   1/28/97   10/29/96

SPARTAN U.S. TREASURY       4.92%      4.96%     4.95%     4.84%     4.82%
MONEY MARKET





100% U.S. TREASURY MONEY    4.68%      4.74%     4.72%     4.56%     4.60%
MARKET FUNDS AVERAGE



                            10/29/97   7/30/97   4/30/97   1/29/97   10/30/96



                            2.65%      2.64%     2.64%     2.62%     2.66%
MMDA


Row: 1, Col: 1, Value: 4.95
Row: 1, Col: 2, Value: 4.72
Row: 1, Col: 3, Value: 2.64
Row: 2, Col: 1, Value: 4.84
Row: 2, Col: 2, Value: 4.56
Row: 2, Col: 3, Value: 2.62
Row: 3, Col: 1, Value: 4.819999999999999
Row: 3, Col: 2, Value: 4.6
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 4.770000000000001
Row: 4, Col: 2, Value: 4.58
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 4.770000000000001
Row: 5, Col: 2, Value: 4.51
Row: 5, Col: 3, Value: 2.67
Spartan
U.S. Treasury
Money Market
100% U.S.
Treasury Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses. This
is in contrast to banks, which
set their MMDA rates
periodically based on current
interest rates, competitors' rates,
and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan
U.S. Treasury Money Market Fund
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. At the end of March, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds rate - from 5.25% to 5.50%. The Fed did so in order to slow growth and head off any inflationary pressures that may have been building in the economy. As we entered the summer, short-term interest rates rose as most in the market expected the Fed to continue raising rates. However, the Fed held off because inflation was well contained and it expected economic activity to slow. Contrary to the Fed's forecast, the economy continued on a solid pace in the third quarter, with real GDP - gross domestic product adjusted for inflation - growing at a 3.5% annual rate. Over each of the past four quarters, real GDP has grown at about a 4% annual rate, clearly above estimates of the economy's non-inflationary potential. Despite subdued inflation currently, many feel that growth at this rate will result in a rise in inflation at some point. Nonetheless, the Fed has been patient, and appears willing to tolerate strong growth until clear signs of rising inflation emerge.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM U.S. TREASURY SECURITIES?
A. Yes, there were. As the budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and a large pay-down of Treasury debt in the second quarter, the supply of Treasuries has fallen. Combined with strong demand from both foreign and domestic investors during the period, this situation pushed yields on Treasuries lower and prices on them higher .
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
A. I've used a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in one- or two-month Treasury securities on the one hand and in issues with longer maturities on the other. I've been purchasing longer-term securities at moments of market weakness when the short-term yield curve steepens and longer investments present attractive values. The very short-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. Overall, the fund's average maturity tended to be longer than the average of its peers.
Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD?
A. On October 31, 1997, the fund's seven-day yield was 4.93%, compared to 4.95% six months ago. The fund's total return for the six months was 2.53%, compared to the 2.40% total return for the 100% U.S. Treasury money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although broad measures of inflation are well controlled, the economy is strong and wage pressures appear to be building. Fed Chairman Alan Greenspan is concerned that increased costs due to continued tightness in the labor market eventually will be passed on to the consumer. If the economy continues to expand rapidly and pushes the unemployment rate lower, then higher inflation is likely to materialize and further Fed rate increases are probably in the offing. One factor that may keep the Fed on the sidelines a bit longer than anticipated is the recent market turmoil in Southeast Asia and its influence on domestic markets. Any market instability probably will influence the Fed to act in a more cautious manner, unless we see clear signs of inflation. In addition, a slowdown in Southeast Asia would tend to dampen U.S. economic growth and to moderate inflation pressures. Nonetheless, while the turmoil in global financial markets may affect the timing of future Fed interest-rate changes, it is unlikely to alter the Fed's ultimate policy decisions, which are driven by domestic economic considerations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income while
maintaining a stable $1
share price by investing in
U.S. Treasury money market
securities whose interest is free
from state and local taxes
START DATE: January 5, 1988
FUND NUMBER: 415
TRADING SYMBOL: FDLXX
SIZE: as of October 31, 1997,
more than $1.8 billion
MANAGER: Robert Litterst, since
April 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/97           4/30/97            10/31/96

  0 - 30    26                 21                 25

 31 - 90    37                 42                 39

 91 - 180   33                 27                 33

181 - 397   4                  10                 3

WEIGHTED AVERAGE MATURITY
                         10/31/97   4/30/97   10/31/96

SPARTAN U.S. TREASURY
MONEY MARKET FUND        78 DAYS    80 DAYS   73 DAYS

100% U.S. TREASURY
MONEY MARKET FUNDS
AVERAGE*                 65 DAYS    62 DAYS   63 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997

4
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 23.0
U.S. Treasury
bills 17%
U.S. Treasury
notes 83%




U.S. Treasury
bills 23%
U.S. Treasury
notes 77%




Row: 1, Col: 1, Value: 83.0
Row: 1, Col: 2, Value: 17.0
*SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investments in Securities


U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE
U.S. TREASURY BILLS - 22.7%
 11/13/97 5.40% $ 4,532 $ 4,524
 1/22/98 5.21  160,000  158,167
 1/22/98 5.22  33,000  32,622
 1/22/98 5.24  130,000  128,504
 4/2/98 6.00  35,000  34,164
 4/30/98 6.01  30,000  29,140
 4/30/98 6.04  20,000  19,435
 4/30/98 6.07  11,000  10,689
   417,245
U.S. TREASURY NOTES - 77.3%
 11/15/97 5.10  96,000  96,060
 11/15/97 5.30  10,000  10,006
 11/15/97 5.36  50,000  50,028
 11/15/97 5.38  72,660  72,700
 11/30/97 5.14  64,000  63,976
 11/30/97 5.18  140,000  139,996
 11/30/97 5.30  3,577  3,577
 11/30/97 5.36  30,000  29,997
 11/30/97 5.37  12,000  11,999
 11/30/97 5.39  1,258  1,258
 12/31/97 5.15  57,105  57,099
 12/31/97 5.16  6,900  6,899
 12/31/97 5.18  35,000  34,992
 12/31/97 5.19  60,000  59,990
 12/31/97 5.22  75,000  74,923
 12/31/97 5.30  65,000  64,978
 12/31/97 5.31  59,151  59,200
 1/31/98 5.35  65,000  64,912
 1/31/98 5.40  180,000  179,726
 1/31/98 5.41  30,000  29,958
 2/15/98 5.31  15,000  15,110
 2/15/98 5.32  50,000  50,249
 2/15/98 5.35  14,330  14,392
 2/15/98 5.50  30,000  30,130
 2/15/98 5.54  25,000  25,107
 2/28/98 5.72  15,000  14,966
 2/28/98 5.75  30,000  29,932
 3/31/98 5.33  30,000  30,088
 3/31/98 5.60  15,000  15,017
 3/31/98 5.73  19,000  19,012
 3/31/98 5.93  20,000  19,931
 4/15/98 5.41  30,000  30,318
   1,406,526
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE
U.S. TREASURY NOTES - CONTINUED
Principal Only STRIPS: 8/15/98 5.77% $ 10,000 $ 9,560
 8/15/98 5.80  10,000  9,558
   19,118
TOTAL U.S. TREASURY NOTES   1,425,644
TOTAL INVESTMENTS - 100%  $ 1,842,889
Total Cost for Income Tax Purposes  $ 1,842,889
INCOME TAX INFORMATION
At April 30, 1997, the fund had a capital loss carryforward of approximately $242,000 of which $195,000 and $47,000 will expire on April 30, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                   $ 1,842,889
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                         341,911

INTEREST RECEIVABLE                                                     26,429

 TOTAL ASSETS                                                           2,211,229

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 13

PAYABLE FOR INVESTMENTS PURCHASED                            319,292

SHARE TRANSACTIONS IN PROCESS                                1,535

DISTRIBUTIONS PAYABLE                                        208

ACCRUED MANAGEMENT FEE                                       711

OTHER PAYABLES AND ACCRUED EXPENSES                          28

 TOTAL LIABILITIES                                                      321,787

NET ASSETS                                                             $ 1,889,442

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 1,889,430

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     12

NET ASSETS, FOR 1,889,430 SHARES OUTSTANDING                           $ 1,889,442

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($1,889,442 (DIVIDED BY) 1,889,430 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INTEREST INCOME                                                   $ 50,761

EXPENSES

MANAGEMENT FEE                                          $ 4,226

NON-INTERESTED TRUSTEES' COMPENSATION                    5

 TOTAL EXPENSES BEFORE REDUCTIONS                        4,231

 EXPENSE REDUCTIONS                                      (38)      4,193

NET INTEREST INCOME                                                46,568

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            123

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 46,691

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED    YEAR ENDED
                                                           OCTOBER 31, 1997    APRIL 30,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 46,568            $ 90,435
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   123                 24

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            46,691              90,459
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (46,568)            (90,435)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    750,427             2,044,938
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     45,149              87,196

 COST OF SHARES REDEEMED                                    (817,189)           (2,015,989)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (21,613)            116,145
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (21,490)            116,169

NET ASSETS

 BEGINNING OF PERIOD                                        1,910,932           1,794,763

 END OF PERIOD                                             $ 1,889,442         $ 1,910,932




 FINANCIAL HIGHLIGHTS    SIX MONTHS ENDED    YEARS ENDED APRIL 30,          NINE MONTHS ENDED    YEARS ENDED JULY 31,

                         OCTOBER 31, 1997                                   APRIL 30,


                         (UNAUDITED)         1997                    1996   1995                 1994                   1993
 1992



SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.000    $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS                 .025       .048      .051      .036         .030      .028      .046
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                         (.025)     (.048)    (.051)    (.036)       (.030)    (.028)    (.046)

NET ASSET VALUE, END OF PERIOD                   $ 1.000    $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                    2.53%      4.92%     5.25%     3.66%        2.99%     2.87%     4.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)          $ 1,889    $ 1,911   $ 1,795   $ 1,678      $ 1,556   $ 1,749   $ 2,475

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .45% A     .45%      .45%      .45% A, C    .45%      .42%      .25%
                                                                                             C         C         C

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .45% A     .45%      .43% D    .45% A       .45%      .42%      .25%
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE           4.95% A    4.82%     5.14%     4.85% A      2.94%     2.85%     4.61%
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption
"Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $17,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
3. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $38,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas, Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE